Commitments and Contingencies (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Mar. 28, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Litigation Settlement, Amount	$ (9,500)
Rent expense			$ 1,000	$ 1,200	$ 2,100
Litigation Settlement, Expense		$ 2,900
Operating Leases, Future Minimum Payments Due		$ 18,500	$ 15,444